Investments In Hotel Properties	12 Months Ended
Dec. 31, 2012
Investments In Hotel Properties [Abstract]
Investments In Hotel Properties
Note 4.	Investments in Hotel Properties

Investments in hotel properties consisted of the following at December 31:

	2012			2011
	Held For Sale	Held For Use	TOTAL	Held For Sale	Held For Use	TOTAL
Land	$9,893	$24,638	$34,531	$14,468	$23,523	$37,991
Acquired below market lease intangibles	943	—	943	952	—	952
Buildings, improvements, vehicle	42,717	153,811	196,528	68,343	146,480	214,823
Furniture and equipment	12,383	34,310	46,693	20,609	32,359	52,968
Construction-in-progress	27	768	795	155	264	419

	65,963	213,527	279,490	104,527	202,626	307,153

Less accumulated depreciation	18,372	70,027	88,399	32,324	65,594	97,918

	$47,591	$143,500	$191,091	$72,203	$137,032	$209,235